 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

SPECIAL VALUE OPPORTUNITIES FUND, LLC

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2014

Date of reporting period: JUNE 30, 2014

ITEM 1.	reports to stockholders.

Semi-Annual Shareholder Report

(unaudited)

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

June 30, 2014

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

June 30, 2014

Contents

Portfolio Asset Allocation	2

Financial Statements

Statement of Assets and Liabilities	3
Statement of Investments	4
Statement of Operations	8
Statements of Changes in Net Assets	9
Statement of Cash Flows	10
Notes to Financial Statements	11
Schedule of Changes in Investments in Affiliates	24
Schedule of Restricted Securities of Unaffiliated Issuers	25

Supplemental Information

Approval of Investment Management Agreements	26

Special Value Opportunities Fund, LLC (the “Company”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Company’s proxy voting guidelines and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Company’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Portfolio Asset Allocation (Unaudited)

June 30, 2014

Percent of Cash
Industry	and Investments
Communications Equipment Manufacturing	17.2%
Alumina and Aluminum Production and Processing	14.9%
Wired Telecommunications Carriers	14.2%
Plastics Product Manufacturing	10.2%
Business Support Services	8.0%
Management, Scientific, and Technical Consulting Services	5.8%
Oil and Gas Extraction	5.5%
Scheduled Air Transportation	4.7%
Gaming Industries	3.4%
Other Telecommunications	2.3%
Nonscheduled Air Transportation	2.1%
Electronic Shopping and Mail-Order Houses	2.0%
Other Financial Investment Activities	2.0%
Software Publishers	1.7%
Specialty Hospitals	1.3%
Semiconductor and Other Electronic Component Manufacturing	1.0%
Aerospace Product and Parts Manufacturing	0.7%
Other Electrical Equipment and Component Manufacturing	0.7%
Depository Credit Intermediation	0.1%
Home Furnishings Stores	0.1%
Radio and Television Broadcasting	0.1%
Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing	0.0%
Cash and Cash Equivalents	2.0%
Total	100.0%

2

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Assets and Liabilities (Unaudited)

June 30, 2014

Assets
Investments, at fair value:
Companies less than 5% owned (cost $174,924,786)	$123,664,120
Companies 5% to 25% owned (cost $206,397,976)	120,609,001
Companies more than 25% owned (cost $136,018,279)	49,121,428
Total investments (cost $517,341,041)	293,394,549

Cash and cash equivalents	5,838,934
Accrued interest income:
Companies less than 5% owned	1,171,881
Companies 5% to 25% owned	4,392
Companies more than 25% owned	44,365
Deferred debt issuance costs	481,725
Receivable from investments sold	286,440
Dividend receivable from company 5% to 25% owned	205,747
Other receivables	428,473
Prepaid expenses and other assets	77,070
Total assets	301,933,576

Liabilities
Distributions payable	45,000,000
Management and advisory fees payable	518,440
Payable to the Investment Manager	269,573
Payable for investments purchased	24,689
Accrued expenses and other liabilities	209,178
Total liabilities	46,021,880

Preferred Stock
Series A - E; $25,000/share liquidation preference; 9,520 shares authorized,
no shares issued and outstanding	-
Accumulated dividends on Series A - E preferred stock	-
Series S; $1,000/share liquidation preference; 1 share authorized, no shares issued
and outstanding	-
Series Z; $500/share liquidation preference; 400 shares authorized, issued
and outstanding	200,000
Accumulated dividends on Series Z preferred stock	3,968
Total preferred stock	203,968

Net assets applicable to common shareholders	$255,707,728

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value, unlimited shares authorized, 36,509.096
shares issued and outstanding	$37
Paid-in capital in excess of par	591,235,629
Accumulated net investment income	106,692
Accumulated net realized losses	(111,138,376)
Accumulated net unrealized depreciation	(224,492,286)
Accumulated dividends to preferred shareholders	(3,968)
Net assets applicable to common shareholders	$255,707,728

Common stock, NAV per share	$7,003.95

See accompanying notes.

3

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (63.30%)
Bank Debt (54.86%) (1)
Aerospace Product and Parts Manufacturing (0.01%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$67,165	$36,773	0.01%

Alumina and Aluminum Production and Processing (14.25%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/16 (2), (3)	$63,294,168	26,615,198	8.89%
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15 (3)	$16,031,145	16,031,145	5.36%
Total Alumina and Aluminum Production and Processing		42,646,343

Business Support Services (6.95%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%, 1.25% LIBOR Floor, due 8/28/19	$20,517,962	20,784,696	6.95%

Communications Equipment Manufacturing (1.87%)
Dialogic Corporation, Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2), (3)	$23,936,160	5,589,093	1.87%

Electronic Shopping and Mail-Order Houses (1.90%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 12.5%, due 3/31/16	$5,689,106	5,680,572	1.90%

Management, Scientific, and Technical Consulting Services (5.80%)
Hill International, Inc., Senior Secured 1st Lien Term Loan, 7.5%, due 10/18/16	$17,333,333	17,333,334	5.80%

Nonscheduled Air Transportation (1.96%)
One Sky Flight, LLC, Senior Secured 2nd Lien Term Loan,
12% Cash + 3% PIK, due 6/3/19	$5,857,137	5,857,137	1.96%

Other Financial Investment Activities (1.99%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$14,635,117	5,951,590	1.99%

Other Telecommunications (2.32%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%,
1.5% LIBOR Floor, due 6/21/17	$6,514,261	6,937,688	2.32%

Plastics Product Manufacturing (10.20%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16 (2), (4)	$27,618,172	1,808,990	0.60%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$26,844,767	26,844,767	8.97%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$1,894,905	1,894,905	0.63%
Total Plastics Product Manufacturing		30,548,662

Scheduled Air Transportation (2.28%)
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N659UA, 12%, due 2/28/16 (4)	$3,029,250	3,249,310	1.09%
N661UA, 12%, due 5/4/16 (4)	$3,293,417	3,575,413	1.19%
Total Scheduled Air Transportation		6,824,723

Specialty Hospitals (1.31%)
21C East Florida, LLC, Term Loan B, LIBOR + 11.75%, 1.25% LIBOR Floor, due 1/15/17	$3,513,514	3,436,216	1.15%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A,
LIBOR + 5.75%, 1.25% LIBOR Floor, due 1/15/17	$486,486	482,351	0.16%
Total Specialty Hospitals		3,918,567

4

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Software Publishers (1.73%)
Coreone Technologies, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 3.75%
Cash + 5% PIK, 1% LIBOR Floor, due 9/4/18	$5,210,738	$5,184,685	1.73%

Wired Telecommunications Carriers (2.29%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$6,788,468	6,856,353	2.29%

Total Bank Debt (Cost $236,746,417)		164,150,216

Other Corporate Debt Securities (8.44%)
Aerospace Product and Parts Manufacturing (0.18%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$10,434,000	428,305	0.14%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$3,047,000	125,076	0.04%
Total Aerospace Product and Parts Manufacturing		553,381

Electronic Shopping and Mail-Order Houses (0.02%)
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15 (6)	$62,012	55,996	0.02%

Gaming Industries (3.40%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$26,537,000	10,150,403	3.40%

Home Furnishings Stores (0.09%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$6,591,000	263,640	0.09%

Oil and Gas Extraction (4.75%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$13,340,000	14,223,775	4.75%

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (3), (6)	$16,527,000	17	-

Total Other Corporate Debt Securities (Cost $65,095,171)		25,247,212

Total Debt Investments (Cost $301,841,588)		189,397,428

Equity Securities (34.75%)
Aerospace Product and Parts Manufacturing (0.48%)
Beech Holdings, LLC, Membership Units (2), (6)	189,530	1,445,166	0.48%

Alumina and Aluminum Production and Processing (0.56%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (6)	90	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (6)	6,940	-	-
Revere Leasing, LLC, Class A Units (2), (3), (6)	90	21,347	0.01%
Revere Leasing, LLC, Class B Units (2), (3), (6)	6,940	1,647,518	0.55%
Total Alumina and Aluminum Production and Processing		1,668,865

Business Support Services (1.02%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	1,179,050	2,823,589	0.94%
Findly Talent, LLC, Membership Units (2), (6)	992,344	227,247	0.08%
Total Business Support Services		3,050,836

5

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Communications Equipment Manufacturing (15.37%)
Dialogic, Inc., Common Stock (2), (3), (6)	3,121,129	$3,292,791	1.10%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	1,181,484	57,420	0.02%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	276,043	2,568,376	0.86%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates
- (Luxembourg) (3), (5), (6)	27,328,261	40,077,329	13.39%
Total Communications Equipment Manufacturing		45,995,916

Depository Credit Intermediation (0.13%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (2)	92,479	399,509	0.13%

Electronic Shopping and Mail-Order Houses (0.11%)
Shop Holding, LLC, Class A Units (2), (6)	430,001	316,524	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	276,985	-	-
Total Electronic Shopping and Mail-Order Houses		316,524

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	48	8,238	0.00%

Nonscheduled Air Transportation (0.14%)
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock (2), (6)	587	426,728	0.14%

Oil and Gas Extraction (0.78%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (6)	303	2,334,923	0.78%

Other Electrical Equipment and Component Manufacturing (0.69%)
EPMC HoldCo, LLC, Membership Units (4), (6)	2,561,000	2,074,410	0.69%

Other Financial Investment Activities (0.00%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	233,889	5,871	0.00%

Other Telecommunications (0.01%)
LightSquared Inc., Call Option $0.01 (2), (6)	135,791	35,306	0.01%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	73,517,938	-	-

Radio and Television Broadcasting (0.05%)
SCG Financial Acquisition Corp., Common Stock (2)	72,907	163,312	0.05%

Scheduled Air Transportation (2.45%)
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (4), (6)	654	3,656,455	1.22%
United N661UA-767, LLC (4), (6)	635	3,682,255	1.23%
Total Scheduled Air Transportation		7,338,710

6

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

June 30, 2014

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Semiconductor and Other Electronic Component Manufacturing (1.02%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	4,550,676	$3,048,953	1.02%

Wired Telecommunications Carriers (11.94%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	183,893	5,261,177	1.76%
Integra Telecom, Inc., Common Stock (2), (3), (6)	5,728,661	23,402,726	7.82%
Integra Telecom, Inc., Warrants (2), (3), (6)	2,272,561	1,306,041	0.45%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (2), (5), (6)	2,127	5,713,910	1.91%
Total Wired Telecommunications Carriers		35,683,854

Total Equity Securities (Cost $215,499,453)		103,997,121

Total Investments (Cost $517,341,041) (7)		293,394,549

Cash and Cash Equivalents (1.95%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by Federal Home Loan Bank Bonds	$901,963	901,963	0.30%
Union Bank of California, Commercial Paper, 0.08%, due 7/1/14	$4,000,000	4,000,000	1.34%
Cash Denominated in Foreign Currencies	€48,794	48,794	0.02%
Cash Held on Account at Various Institutions	$888,177	888,177	0.29%
Total Cash and Cash Equivalents		5,838,934

Total Cash and Investments		$299,233,483	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal or shares amount denominated in foreign currency. Cost and fair value converted to U.S. dollars. (See Note 2)

(6)	Restricted security. (See Note 2)

(7)	Includes investments with an aggregate market value of $4,590,000 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $7,099,153 and $25,809,968, respectively for the six months ended June 30, 2014. Aggregate purchases includes investment assets received as payment in kind. Aggregate sales includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of June 30, 2014 was $276,603,127 or 92.44% of total cash and investments of the Company.

See accompanying notes.

7

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2014

Investment income
Interest income:
Companies less than 5% owned	$8,352,106
Companies 5% to 25% owned	766,560
Companies more than 25% owned	2,455,753
Dividend income:
Companies less than 5% owned	2,083
Companies 5% to 25% owned	17,858
Companies more than 25% owned	3,562,575
Other income:
Companies less than 5% owned	249,080
Companies 5% to 25% owned	117,026
Companies more than 25% owned	559,583
Total investment income	16,082,624

Operating expenses
Management and advisory fees	3,492,561
Commitment fees	589,952
Interest expense	452,245
Amortization of deferred debt issuance costs	388,442
Director fees	156,132
Legal fees, professional fees, and due diligence expenses	91,487
Insurance expense	57,404
Custody fees	40,386
Other operating expenses	207,323
Total expenses	5,475,932

Net investment income	10,606,692

Net realized and unrealized gain (loss) on investments and foreign currency
Net realized gain from:
Investments in companies less than 5% owned	4,562,148
Net realized gain	4,562,148

Net change in net unrealized depreciation	(29,326,782)
Net realized and unrealized loss	(24,764,634)

Net change in reserve for distributions to preferred shareholders	(3,968)

Net decrease in net assets applicable to common shareholders
resulting from operations	$(14,161,910)

See accompanying notes.

8

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013

Net assets applicable to common shareholders, beginning of period	$318,369,638	$414,433,639

Net investment income	10,606,692	18,698,022
Net realized gain (loss) on investments	4,562,148	(17,927,373)
Net change in net unrealized depreciation	(29,326,782)	6,173,351
Distributions to preferred shareholders from net investment income	-	(16,244)
Net change in reserve for distributions to preferred shareholders	(3,968)	8,243
Net increase (decrease) in net assets applicable to common shareholders
resulting from operations	(14,161,910)	6,935,999

Distributions to common shareholders from:
Net investment income	(10,500,000)	(6,303,857)
Returns of capital	(38,000,000)	(96,696,143)
Total distributions to common shareholders	(48,500,000)	(103,000,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $106,692 and $0
respectively)	$255,707,728	$318,369,638

See accompanying notes.

9

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

Operating activities
Net decrease in net assets applicable to common shareholders
resulting from operations	$(14,161,910)
Adjustments to reconcile net decrease in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(4,562,148)
Net change in net unrealized depreciation on investments	28,852,639
Net change in reserve for distributions to preferred shareholders	3,968
Accretion of original issue discount	(660,349)
Net accretion of market discount/premium	(1,192,944)
Interest and dividend income paid in kind	(2,960,290)
Amortization of deferred debt issuance costs	388,442
Changes in assets and liabilities:
Purchases of investments	(4,138,863)
Proceeds from sales, maturities and paydowns of investments	25,809,968
Increase in accrued interest income - companies less than 5% owned	(43,347)
Increase in accrued interest income - companies 5% to 25% owned	(210)
Decrease in accrued interest income - companies more than 25% owned	50,083
Increase in dividend receivable from company 5% to 25% owned	(17,858)
Decrease in receivable for investments sold	2,367,578
Increase in other receivables	(218,041)
Increase in prepaid expenses and other assets	(25,559)
Decrease in management and advisory fees payable	(317,682)
Increase in payable to the Investment Manager	41,269
Decrease in interest payable	(23,120)
Decrease in payable for investments purchased	(46)
Decrease in accrued expenses and other liabilities	(191,888)
Net cash provided by operating activities	28,999,692

Financing activities
Proceeds from draws on credit facility	90,000,000
Principal repayments on credit facility	(199,356,420)
Payments of debt issuance costs	(525,000)
Distributions paid to common shareholders	(38,500,000)
Net cash used in financing activities	(148,381,420)

Net decrease in cash and cash equivalents	(119,381,728)
Cash and cash equivalents at beginning of period	125,220,662
Cash and cash equivalents at end of period	$5,838,934

Supplemental disclosures
Interest payments	$475,365

See accompanying notes.

10

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

June 30, 2014

1. Organization and Nature of Operations

Special Value Opportunities Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. The Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.

The Certificate of Formation of the Company was filed with the Delaware Secretary of State on February 18, 2004. Investment operations commenced and initial funding was received on July 13, 2004. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to generate current income as well as long-term capital appreciation using a leveraged capital structure. The Company is scheduled to terminate on July 13, 2016.

Tennenbaum Capital Partners, LLC (“TCP”) serves as the Investment Manager of the Company. Babson Capital Management LLC serves as Co-Manager. Company management consists of the Investment Manager and the Board of Directors. The Investment Manager directs and executes the day-to-day operations of the Company, subject to oversight from the Board of Directors, which sets the broad policies for the Company. The Board of Directors consists of four persons, three of whom are independent. If the Company has preferred shares outstanding, as it currently does, the holders of the preferred shares voting separately as a class will be entitled to elect two of the directors. The remaining directors will be subject to election by holders of the common shares and preferred shares voting together as a single class.

Company Structure

The Company was formed with an initial maximum capitalization of $1,422 million, consisting of $711 million of committed common equity, $238 million of preferred equity, and a $473 million credit facility. As of June 30, 2014, the Company’s debt facility and outstanding preferred equity have been reduced to $70 million under a senior secured revolving credit facility with a $15 million swingline (the “Senior Facility” – Note 5), and $200,000 of Series Z Preferred Stock (Note 8). The contributed and unreturned committed common equity, preferred equity and amounts drawn under the Senior Facility are to be used to (i) purchase Company investments, subject to certain limitations under the Company’s operating agreement, (ii) to pay certain fees and expenses of the Company and (iii) to make distributions to the common equity holders. Most of the cash and investments of the Company are included in the collateral for the Senior Facility.

11

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Company at fair value based upon the principles and methods of valuation set forth in policies adopted by the Company’s Board of Directors and in conformity with procedures set forth in the Senior Facility. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Company, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Board of Directors and are subject to their approval. Generally, to increase objectivity in valuing the Company’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

12

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Company’s Level 3 investments as of June 30, 2014 included the following:

Asset Type	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Bank Debt	$158,198,627	Market rate approach	Market yields	3.9% – 16.7% (10.8%)
		Market quotations	Indicative bid/ask quotes	1 (1)
		Market comparable companies	Revenue multiples	0.3x - 0.5x (0.4x)
		Market comparable companies	EBITDA multiples	6.0x (6.0x)
Other Corporate Debt	15,096,809	Market quotations	Indicative bid/ask quotes	1 (1)
Equity	94,880,328	Market rate approach	Market yields	13.0% (13.0%)
		Market quotations	Indicative bid/ask quotes	1 – 2 (1)
		Market comparable companies	Revenue multiples	0.5x (0.5x)
		Market comparable companies	EBITDA multiples	4.0x – 6.6x (6.2x)

Generally, a change to the unobservable input may result in a change to the value in the investment as follows:

	Impact to Value if	Impact to Value if
Input	Input Increases	Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Company may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.

13

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Transfers between levels are recognized as of the beginning of the reporting period.

At June 30, 2014, the investments of the Company were categorized as follows:

			Other	Equity
Level	Basis for Determining Fair Value	Bank Debt	Corporate Debt	Securities
1	Quoted prices in active markets for identical assets	$-	$10,150,403	$9,116,793
2	Other observable market inputs*	5,951,588	-	-
3	Independent third-party pricing sources that employ significant unobservable inputs	158,198,628	14,543,411	87,817,311
3	Internal valuations with significant unobservable inputs	-	553,398	7,063,017
Total		$164,150,216	$25,247,212	$103,997,121

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the six months ended June 30, 2014 were as follows:

	Independent Third-Party Valuation
		Other	Equity
	Bank Debt	Corporate Debt	Securities
Beginning balance	$162,316,671	$477,848	$95,104,059
Net realized and unrealized gains (losses)	(9,797,624)	64,397	(9,007,987)
Acquisitions	7,279,982	62,010	1,522,349
Dispositions	(1,600,401)	(222,094)	(4,941,638)
Transfers into Level 3†	-	14,161,250	4,664,698
Reclassifications within Level 3‡	-	-	475,830
Ending balance	$158,198,628	$14,543,411	$87,817,311

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(9,803,675)	$64,396	$(8,727,989)

† Comprised of two investments that was transferred from Level 2 due to reduced trading volumes.

‡ Comprised of one investment that was reclassified to Investment Manager Valuation and one investment that was reclassified from Investment Manager Valuation.

14

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the six months ended June 30, 2014 were as follows:

	Investment Manager Valuation
		Other	Equity
	Bank Debt	Corporate Debt	Securities
Beginning balance	$-	$557,941	$8,202,327
Net realized and unrealized gains (losses)	-	23,615	(6,147,404)
Acquisitions	-	-	331,055
Dispositions	-	(28,158)	(2,917,836)
Transfers into Level 3§	-	-	8,070,705
Reclassifications within Level 3**	-	-	(475,830)
Ending balance	$-	$553,398	$7,063,017

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$23,615	$(5,674,728)

§ Comprised of one investment that was transferred from Level 2 due to the increased significance of unobservable inputs.

** Comprised of one investment that was reclassified to Independent Third-Party Valuation and one investment that was reclassified from Independent Third-Party Valuation.

Investment Transactions

The Company records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of the investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

15

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Company’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

Restricted Investments

The Company may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These investments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Company may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2014, the Company had foreign currency denominated investments with an aggregate fair value of approximately 16.5% of the Company’s total investments. Such positions were converted at the closing rate in effect at June 30, 2014 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. Realized or unrealized gains and losses from investments resulting from changes in foreign exchange rates are included in the Statement of Operations with realized or unrealized gains and losses resulting from changes in the market prices of such investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

16

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Derivatives

In order to mitigate certain currency exchange and interest rate risks associated with foreign currency denominated investments, the Company entered into certain swap transactions. The Company recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates, commodity prices, or the value of foreign currency relative to the U.S. dollar.

Debt Issuance Costs

Costs incurred in connection with the amendment of the Senior Facility totaled approximately $525,000. These costs are being deferred and amortized on a straight-line basis through the amended maturity of the Senior Facility on December 31, 2015, adjusting for scheduled decreases in the size of the Senior Facility over its remaining life (see Note 5). The impact of utilizing this method versus the effective-interest method is not material to the Company’s operations.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

The majority of the Company’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and by general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Company to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Company recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Company receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

17

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the financial statements. In accordance with ASC Topic 740 – Income Taxes, the Company recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2014, all tax years since January 1, 2010 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Capital accounts within the financial statements are adjusted at year end for any permanent book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and will reverse in subsequent periods.

Cost and unrealized appreciation and depreciation for U.S. federal income tax purposes of the investments of the Company at June 30, 2014 were as follows:

Unrealized appreciation	$33,508,237
Unrealized depreciation	(257,454,729)
Net unrealized depreciation	(223,946,492)

Cost	$517,341,041

3. Distributions and Performance Fees

As a performance fee, the Investment Manager receives an amount equal to 20% of distributions of net income and gain (gross of performance fees) after cumulative distributions to common shareholders have been made in an amount equal to an 8% annual weighted-average return on common shareholders’ undistributed contributed equity (the “Hurdle”). After the Hurdle is met, the Investment Manager also receives a catch-up payment until its cumulative performance fee payments equal 20% of cumulative income and gain distributions (gross of performance fees). Performance fees are accrued in a consistent manner, based on cumulative net income or loss and realized and unrealized gains or losses. As of June 30, 2014, the Hurdle exceeded the cumulative performance of the fund; accordingly, no liability for accrued but unpaid performance fees was recorded.

18

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

3. Distributions and Performance Fees (continued)

Distributions paid to shareholders are generally based on the taxable earnings of the Company, which may differ from earnings for financial reporting purposes, and are recorded on the ex-dividend date. The timing of distributions is determined by the Board of Directors, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of June 30, 2014, the Company had declared $588,600,000 in distributions to common shareholders since inception.

4. Management and Advisory Fees and Other Expenses

The Company incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to a percentage of the aggregate cost of assets as listed below. In addition to the management fee, the Investment Manager is entitled to a performance fee as discussed in Note 3 above. As compensation for its services, the Co-Manager receives a portion of the management and performance fees paid to the Investment Manager.

Percent of Aggregate
Time Period	Cost of Assets
January 1, 2014 through January 13, 2015	1.25%
January 14, 2015 through July 13, 2015	1.15%
July 14, 2015 through July 13, 2016	1.00%

The Company pays all expenses incurred in connection with the business of the Company, including fees and expenses of outside contracted services, such as custodian, trustee, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Company.

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility with a total commitment of $70 million at June 30, 2014, which will be reduced by $8.4 million at the end of each calendar quarter until maturity. The Senior Facility includes a $15 million swingline. Effective June 25, 2014, the final maturity of the Senior Facility was extended from July 1, 2014 to December 31, 2015. Amounts borrowed under the Senior Facility bear interest at an annual rate of 2.75% plus LIBOR, EURIBOR, or the federal funds rate, and are subject to certain collateral requirements. The Company also pays 1.25% per year on the undrawn portions of the Senior Facility. There were no outstanding borrowings on the facility at June 30, 2014. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Company fail to satisfy certain financial or other covenants. As of June 30, 2014, the company was in full compliance with such covenants.

19

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Company conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles, and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Company’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Company’s custodian. These activities may expose the Company to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

In August of 2008, the Company agreed to guarantee certain obligations of an affiliated portfolio company and certain of its affiliates up to an aggregate amount of approximately $3.5 million. The guaranty may be terminated by the Company at any time subject to certain conditions. The Company expects the risk of loss from the guaranty to be remote.

Consistent with standard business practice, the Company enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Company’s maximum exposure under these arrangements and activities is unknown. However, the Company expects the risk of material loss to be remote.

7. Related Parties

The Company, the Investment Manager, and their members and affiliates may be considered related parties. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and receives reimbursement from the Company. At June 30, 2014, such reimbursable amounts totaled $269,573 as reflected in the Statement of Assets and Liabilities.

20

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

8. Preferred Capital

Series A-E

The Company had issued 3,322 shares of Series A-E preferred equity outstanding with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.  The remaining outstanding shares were redeemed in July of 2010.

Series S

The Company had issued, at inception, one share of its Series S preferred shares to SVOF/MM, LLC, having a liquidation preference of $1,000 plus accumulated but unpaid dividends. SVOF/MM, LLC is controlled by the Investment Manager and owned substantially entirely by the Investment Manager and certain affiliates. In 2005, the Series S preferred share was retired and assumed the status of an authorized but unissued share. Prior to retirement, the Series S preferred shareholder was entitled to receive, as dividends, the amount of the performance allocation pursuant to Note 3, above, which is now payable to the Investment Manager as a performance fee which reduces operating income as reflected in the Statement of Operations. The retirement of the Series S preferred share had no impact on any shareholder other than the Series S preferred shareholder.

Series Z

The Company has 400 shares of Series Z preferred equity outstanding, each having a liquidation preference of $500 plus accumulated but unpaid dividends and paying dividends at an annual rate equal to 4% of the liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

21

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

9. Financial Highlights

	Six Months
	Ended
	June 30, 2014	Year Ended December 31,
	(Unaudited)	2013	2012	2011	2010

Per Common Share(1)
Net asset value, beginning of period	$8,720.28	$11,351.52	$12,811.65	$16,175.52	$16,001.18

Investment operations:
Net investment income	290.52	512.15	715.64	1,249.75	1,341.83
Net realized and unrealized gain (loss)	(678.31)	(321.95)	(660.86)	(3,326.05)	232.19
Distributions to preferred shareholders from:
Net investment income	-	(0.44)	-	(0.43)	(46.33)
Net change in reserve for distributions
to preferred shareholders	(0.11)	0.22	(0.23)	0.21	2.48
Total from investment operations	(387.90)	189.98	54.55	(2,076.52)	1,530.17

Distributions to common shareholders from:
Net investment income	(287.60)	(172.67)	(702.48)	(1,287.35)	(1,355.83)
Returns of capital	(1,040.83)	(2,648.55)	(812.20)	-	-
Total distributions to common shareholders	(1,328.43)	(2,821.22)	(1,514.68)	(1,287.35)	(1,355.83)

Net asset value, end of period	$7,003.95	$8,720.28	$11,351.52	$12,811.65	$16,175.52

Return on invested assets (2), (6)	(3.1%)	5.5%	3.6%	(8.1)%	11.1%

Gross return to common shareholders (6)	(4.6%)	1.9%	0.0%	(13.3)%	9.9%
Less: performance fee	-	-	-	-	-
Return to common shareholders (3)	(4.6%)	1.9%	0.0%	(13.3)%	9.9%

Ratios to average common equity: (4), (7)
Net investment income	6.9%	5.9%	5.7%	8.4%	8.4%
Expenses (before performance fees)	3.6%	5.8%	4.6%	4.5%	3.8%
Expenses (including performance fees)	3.6%	5.8%	4.6%	4.5%	3.8%

Ending net assets applicable to common
shareholders	$255,707,728	$318,369,638	$414,433,639	$467,741,803	$590,553,515
Portfolio turnover rate (6)	2.2%	12.8%	21.7%	23.3%	31.5%
Weighted-average debt outstanding	$24,939,669	$66,920,212	$116,662,557	$192,128,767	$124,386,301
Weighted-average interest rate	3.6%	3.6%	3.8%	3.7%	3.2%
Weighted-average number of shares	36,509	36,509	36,509	36,509	36,509
Average debt per share	$683.11	$1,832.97	$3,195.44	$5,262.49	$3,406.99

Annualized Inception to Date Performance Data as of June 30, 2014:
Return on invested assets (2)	7.0%
Internal rate of return (5)	3.0%

22

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2014

9. Financial Highlights (continued)

(1)	Per share changes in net asset value are computed based on the actual number of shares outstanding during the time in which such activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments to preferred shareholders.
(5)

Net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Company at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except performance fees.

23

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2014

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	$9,215,422	$-	$-	$5,589,093
Dialogic, Inc., Common Stock	1,089,274	-	-	3,292,791
Dialogic, Inc., Warrants to Purchase Common Stock	30,686	-	-	57,420
EPMC HoldCo, LLC, Membership Units	3,047,590	-	(1,145,279)	2,074,410
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	7,348,748	-	-	2,568,376
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	40,226,602	-	-	40,077,329
Integra Telecom, Inc., Common Stock	25,097,288	-	-	23,402,726
Integra Telecom, Inc., Warrants	1,271,090	-	-	1,306,041
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes,
LIBOR + 7.25%, due 9/15/09	17	-	(28,158)	17
Revere Holdings, Inc., Class A Common Shares	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	21,393,429	-	-	26,615,198
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15	15,264,794	766,351	-	16,031,145
Revere Leasing, LLC, Class A Units	22,024	-	(678)	21,347
Revere Leasing, LLC, Class B Units	1,699,773	-	(52,270)	1,647,518
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 6/30/16	12,538,650	-	-	1,808,990
N659UA Aircraft Secured Mortgage, 12%, due 3/28/16	4,132,029	-	(765,327)	3,249,310
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	4,443,144	-	(742,211)	3,575,413
N659UA Equipment Trust Beneficial Interests	3,979,744	765,327	(472,694)	3,656,455
N661UA Equipment Trust Beneficial Interests	3,997,106	742,211	(464,511)	3,682,255
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16	24,908,191	1,936,577	-	26,844,767
WinCup, Inc., Common Stock	-	-	-	-
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16	1,758,207	136,698	-	1,894,905
Woodbine Intermediate Holdings, LLC, Membership Units	8,070,705	7,472	-	2,334,923

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

24

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2014

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	3/1/13	$2,408,525
Findly Talent, LLC, Membership Units	1/1/14	323,581
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	406,003
LightSquared Inc., Call Option $0.01	12/31/13	-
Marsico Holdings, LLC, Common Interest Units	9/10/12	239,429
Precision Holdings, LLC, Class C Membership Interests	Various 2010	-
Shop Holding, LLC, Class A Units	6/2/11	407,009
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	62,012
STG-Fairway Holdings, LLC, Class A Units	12/30/10	1,321,700
TPG Hattrick Holdco, LLC, Common Units	4/21/06	4,868,079
V Telecom Investment S.C.A., Common Shares	11/9/12	4,966,834
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	11,187,068

25

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreements

(Unaudited)

On May 7, 2014, the Board of Directors of the Company, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(a) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and the Co-Manager provide to the Company, including, but not limited to, providing (i) ongoing monitoring and information regarding Company investments, (ii) a well-developed due diligence process for investment opportunities, (iii) well established risk management policies, and (iv) proactive monitoring, reporting and valuation mechanisms. The Independent Directors considered the Investment Manager’s and Co-Manager’s ability to continue to perform the services required by the Company, including the Investment Manager’s financial condition and whether the Investment Manager and the Co-Manager have the financial and other resources necessary to continue to carry out their respective functions under the Management Agreements. Additionally, the Independent Directors considered the services provided by the Investment Manager to other funds and investment vehicles that they manage.

The Independent Directors noted that as limited life privately offered fund registered under the Investment Company Act, the Company is a somewhat unusual investment vehicle. It was also noted that the Investment Manager had developed reporting, valuation and other procedures that were customized to the needs of the Company, and that the Investment Manager had expertise in administering such procedures.

In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and longevity in the industry. The Independent Directors further noted that the Investment Manager was responsive to the requests of the Directors. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.

The Independent Directors concluded that the scope of services provided by the Investment Manager and Co-Manager to the Company, including portfolio management and investment advice and compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of an advisor of an investment vehicle such as the Company, and that the level of services provided by the Investment Manager and Co-Manager had not diminished over the past year and was not expected to diminish in the future.

26

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreements (Continued)

(Unaudited)

(b) Investment performance of the Company, the Investment Manager and the Co-Manager. The Independent Directors reviewed the past investment performance of the Company, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Company had performed satisfactorily.

The Independent Directors then reviewed the Investment Manager’s and the Co-Manager’s performance with respect to the Company and other clients for which the Investment Manager provides investment advisory services. The Independent Directors recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that the Investment Manager and Co-Manager had the necessary expertise to continue to manage and/or provide advice with respect to the Company in accordance with its investment objectives and strategies.

(c) Cost of the services to be provided and profits to be realized by the Investment Manager and the Co-Manager from the relationship with the Company. Next, the Independent Directors considered the cost of the services provided by the Investment Manager and the Co-Manager. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager and the Co-Manager, the terms of which are summarized in the footnotes to the financial statements included in this report. The Independent Directors also noted the types of expenses for which the Company or the Investment Manager and Co-Manager are responsible.

In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other comparable funds (the “Comparable Funds”) managed by the Investment Manager and by other managers. It was noted by the Independent Directors that each of the Comparable Funds were business development companies. Finally, the Independent Directors considered the fact that unlike some of the Comparable Funds, 100% of origination and similar fees are retained by the Company rather than by the Investment Manager or by the Comparable Funds and its advisor on a shared basis.

Based upon the foregoing, the Independent Directors concluded that the Investment Manager’s and Co-Manager’s management fee and carried interest entitlements were reasonable, compared to those of comparable unaffiliated funds and the management compensation received by the Investment Manager from other funds for which it provides advisory services.

27

Special Value Opportunities Fund, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreements (Continued)

(Unaudited)

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Company and information on the financial condition of the Investment Manager. The Independent Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable. The profitability analysis took into consideration a review of the Investment Manager’s methodology for determining allocation of expenses. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Company were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager had advised that it was unable to provide the Directors with the information requested on profitability to the Co-Manager of its relationship with the Company. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out the Investment Manager’s functions under its respective Management Agreement with the Company.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(d) The extent to which economies of scale would be realized as the Company grows and whether fee levels would reflect such economies of scale. In light of the predetermined size for the Company and the policy of distributing all realized income, the Independent Directors determined that this factor was not relevant with respect to the current structure of the Company.

In considering the approval of the continuation of the Company’s Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously determined that the terms of the Management Agreements are fair and reasonable to the Company and that the continuation of each of the Management Agreements for an additional annual period was in the best interests of the Company.

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ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Included in Item 1 to this Semi-annual Shareholder Report.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1)         Not applicable for filing of Semi-annual Report to Shareholders.

(a)          (2)         Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)          (3)          Not applicable.

(b)          Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 8, 2014

By: /s/ Paul L. Davis

Name: Paul L. Davis
Title: Chief Financial Officer
Date: September 8, 2014